CAPITALIZED SOFTWARE	12 Months Ended
Dec. 31, 2022
Capitalized Software
CAPITALIZED SOFTWARE

NOTE 6 – CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2022	December 31, 2021
Capitalized software	$3,178,850	$2,548,817
Accumulated amortization	(2,428,995)	(2,203,548)
Net carrying amount	749,855	345,269
Capitalized software in-process	-	245,733
Capitalized software, net	$749,855	$591,002

Amortization expense for the years ended December 31, 2022 and 2021 was $225,447 and $285,069, respectively.

Estimated amortization for capitalized software for future periods is as follows:

Year Ended December 31,
2023	$313,975
2024	248,125
2025	187,755
$749,855

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021